ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
ACCRUED EXPENSES
Schedule of accrued expenses
	June 30, 2021	December 31, 2020
Accrued payroll	$223,815	$263,355
	$223,815	$263,355